SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.[ ]

[X] Post-Effective Amendment No. [1] (File No. 333-115592)

(Check Appropriate Box or Boxes)

                AXP Variable Portfolio - Select Series, Inc.
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (612) 330-9283
-------------------------------------------------------------------------------
                        (Area Code and Telephone Number)

       901 Marquette Avenue South, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

                  Leslie L. Ogg - 901 Marquette Avenue South,
-------------------------------------------------------------------------------
                     (Name and Address of Agent For Service)

        Suite 2810,                     Minneapolis       MN          55402-3268
-------------------------------------------------------------------------------
     (Number and Street)                 (City)         (State)       (Zip Code)

Approximate Date of Proposed Public Offering:

It  is proposed that this filing will become effective (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[ ] on (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ] This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

Part A is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-115592 filed on or about June 28, 2004.

Part B is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-115592 filed on or about June 28, 2004.

PART C.  OTHER INFORMATION

Item 15. Indemnification

The Articles of Incorporation of the registrant provide that the Fund shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that she or he is or was a director, officer, employee or agent of the Fund, or is or was serving at the request of the Fund as a director, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Fund may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended. The By-laws of the registrant provide that present or former directors or officers of the Fund made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Fund to the full extent authorized by the Minnesota Business Corporation Act, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the directors, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.

Item 16. Exhibits

(1) Articles of Incorporation dated March 17, 2004, filed electronically as Exhibit (a) to Registration Statement No. 333-113780 on March 19, 2004, is incorporated by reference.

(2) By-laws, dated March 18, 2004, filed electronically as Exhibit (b) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 on or about June 28, 2004, is incorporated by reference.

(3)       Voting Trust Agreement: Not Applicable.

(4) Agreement and Plan of Reorganization, dated April 8, 2004, included as Exhibit A attached to the Proxy Statement/Prospectus to Registration Statement filed as Part A to Pre-Effective Amendment No. 1 on or about June 28, 2004, is incorporated by reference.

(5)       For instruments defining the rights of holders of securities, see
          Article II of Exhibit 1 and Articles II, V, and VI of Exhibit 2 of this Registration Statement.

(6) Investment Management Services Agreement between Registrant, on behalf AXP Variable Portfolio - Core Equity Fund, and American Express Financial Corporation, dated April 7, 2004, filed electronically as Exhibit (d) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 on or about June 28, 2004, is incorporated by reference.

(7)       Underwriting Contract: Not Applicable.

(8) All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

(9)(a) Custodian Agreement between Registrant, on behalf of AXP Variable Portfolio - Core Equity Fund, and American Express Trust Company, dated April 7, 2004, filed electronically as Exhibit (g)(1) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 on or about June 28, 2004, is incorporated by reference.

(9)(b) Custodian Agreement, dated May 13, 1999, between American Express Trust Company and The Bank of New York, filed electronically as Exhibit (g)(3) to IDS Precious Metals Fund, Inc. Post-Effective Amendment No. 33 to Registration Statement No. 2-93745 filed on or about May 24, 1999, is incorporated by reference.

(9)(c)    Custodian  Agreement First Amendment  between American Express
          Trust Company and The Bank of New York, dated December 1, 2000, filed electronically as Exhibit (g)(4) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(9)(d)    Custodian  Agreement Second Amendment  between American Express
          Trust Company and The Bank of New York, dated June 7, 2001, filed electronically as Exhibit (g)(5) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(9)(e) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated January 31, 2002, filed electronically as Exhibit (g)(6) to AXP Precious Metals Fund, Inc. Post-Effective Amendment No. 37 to Registration Statement No. 2-93745, filed on or about May 28, 2002, is incorporated by reference.

(9)(f) Custodian Agreement Amendment between American Express Trust Company and The Bank of New York, dated April 29, 2003, filed electronically as Exhibit (g)(8) to AXP Partners Series, Inc. Post-Effective Amendment No. 7 to Registration Statement No. 333-57852, filed on or about May 22, 2003, is incorporated by reference.

(10)      Rule 12b-1 Plan and Rule 18f-3 Plan: Not Applicable.

(11) Opinion and Consent of Counsel filed electronically on or about June 28, 2004, as Exhibit (11) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-115592 is incorporated by reference.

(12) Tax opinion for merger of IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B into AXP Variable Portfolio - Core Equity Fund, a series of AXP Variable Portfolio - Select Series, Inc. is filed electronically herewith.

(13)(a) License Agreement, dated June 17, 1999, between the American Express Funds and American Express Company filed electronically on or about
          September 23, 1999 as Exhibit (h)(4) to AXP Stock Fund, Inc. Post-Effective Amendment No. 98 to Registration Statement No. 2-11358, is incorporated by reference.

(13)(b) Addendum to Schedule A and Schedule B of the License Agreement between the American Express Funds and American Express Company, dated June 23, 2004, filed electronically as Exhibit (h)(2) to Registrant's Pre-Effective Amendment No. 1 to Registration Statement No. 333-113780 on or about June 28, 2004, is incorporated by reference.

(14)(a) Consent of Independent Registered Public Accounting Firm as to IDS Life Variable Annuity Fund A and IDS Life Variable Annuity Fund B filed electronically as Exhibit (14)(a) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-115592 is incorporated by reference.

(15)      Omitted Financial Statements: Not Applicable.

(16) Directors/Trustees Power of Attorney dated July 7, 2004 is filed electronically herewith.

(17)(a)   Code  of  Ethics  adopted  under  Rule  17j-1  for  Registrant   filed
          electronically on or about March 30, 2000 as Exhibit (p)(1) to AXP Market Advantage Series, Inc. Post-Effective Amendment No. 24 to Registration Statement No. 33-30770, is incorporated by reference.

(17)(b) Code of Ethics adopted under Rule 17j-1 for Registrant's investment adviser, dated January 2, 2004, filed electronically on or about January 12, 2004 as Exhibit (p)(2) to AXP Discovery Series, Inc. Post-Effective Amendment No. 47 to Registration Statement No. 2-72174 is incorporated by reference.

(17)(c) IDS Life Variable Annuity Fund A Prospectus dated April 30, 2004, filed electronically on or about May 18, 2004, as Exhibit (17)(c) to this Registration Statement is incorporated by reference.

(17)(d)   IDS Life Variable Annuity Fund A Annual Report for the period ended
          December  31,  2003,  filed   electronically  as  Exhibit  (17)(d)  to
          Pre-Effective Amendment No. 1 to Registration Statement No. 333-115592 is incorporated by reference.

(17)(e) IDS Life Variable Annuity Fund B Prospectus dated April 30, 2004, filed electronically on or about May 18, 2004, as Exhibit (17)(e) to this Registration Statement is incorporated by reference.

(17)(f)   IDS Life Variable Annuity Fund B Annual Report for the period ended
          December  31,  2003,  filed   electronically  as  Exhibit  (17)(f)  to
          Pre-Effective Amendment No. 1 to Registration Statement No. 333-115592 is incorporated by reference.

(17)(g) Prospectus, dated July 1, 2004, for AXP(R) Variable Portfolio - Core Equity Fund filed as Exhibit B attached to the Proxy
          Statement/Prospectus of this Registration Statement filed as Part A to Pre-Effective Amendment No. 1 on or about June 28, 2004, is incorporated by reference.

(17)(h) Statement of Additional Information for AXP(R) Variable Portfolio - Core Equity Fund dated July 1, 2004, filed electronically as Exhibit
          (17)(h) to Pre-Effective Amendment No. 1 to Registration Statement No. 333-115592 is incorporated by reference.

Item 17.  Undertakings.

          None.

                                    SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant, AXP Variable Portfolio - Select Series, Inc. certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) of the Securities Act and has caused this Amendment to the Registration Statement to be signed on behalf of the Registrant, in the city of Minneapolis, and State of Minnesota on the 27th day of September, 2004.

AXP VARIABLE PORTFOLIO-SELECT SERIES, INC.


By /s/   Paula R. Meyer
   ----------------------
         Paula R. Meyer, President


By /s/   Jeffrey P. Fox
   ---------------------
         Jeffrey P. Fox, Treasurer


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of September, 2004.

Signature                                            Capacity

/s/  Arne H. Carlson*                                Chair of the Board
---------------------
     Arne H. Carlson

/s/  Philip J. Carroll, Jr.*                         Director
----------------------------
     Philip J. Carroll, Jr.

/s/  Livio D. DeSimone*                              Director
-----------------------
     Livio D. DeSimone

/s/  Anne P. Jones*                                  Director
-------------------
     Anne P. Jones

/s/  Stephen R. Lewis, Jr.*                          Director
-----------------------------
     Stephen R. Lewis, Jr.

/s/  Alan K. Simpson*                                Director
---------------------
     Alan K. Simpson

/s/  Alison Taunton-Rigby*                           Director
---------------------------
     Alison Taunton-Rigby

/s/  William F. Truscott*                            Director
-------------------------
     William F. Truscott

* Signed pursuant to Directors' Power of Attorney, dated July 7, 2004, filed electronically herewith, as Exhibit (16) to this Registration
   Statement, by:



/s/ Leslie L. Ogg
---------------------
    Leslie L. Ogg